Sales (Tables)	6 Months Ended
Jun. 30, 2014
Sales [Abstract]
Sales to Single Customers Exceeding 10% of Sales
	Six-month period ended June 30,
	2014	2013
	US$ thousands

Customer "A"	11,036	9,985
Customer "B"	*	3,265

* Less than 10% of sales.